INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current	$ 348	$ 200	$ 65
Deferred	1,056	(9,049)	1,272
Current Federal, State and Local, Tax Expense (Benefit), Total	1,404	(8,849)	1,337
Domestic	1,530	(8,390)	1,320
Foreign	(126)	(459)	17
Taxes on income	$ 1,404	$ (8,849)	$ 1,337